Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)		12 Months Ended
	May 26, 2020 yr $ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of classes of share capital [abstract]
Expected volatility of share price	93.20%	116.00%	115.00%	100.50%
Risk-free interest rate	0.40%	2.97%	1.21%	0.50%
Expected life in years | yr	6.3	6.8	6.7	6.7
Weighted average grant date incremental fair value | $ / shares	$ 15.54	$ 7.18	$ 28.52	$ 85.08